                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy
Title:   Chief Operating Officer
Phone:   (416) 363-5854  x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy              Toronto, Ontario       May 8, 2008
---------------------------   --------------------   ---------------------------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:             105
Form 13F Information Table Value Total:   $4,189,379.89
                                            (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-_________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
--------                    -------- --------- ------------ ------------------- ---------- -------- ----------------------------
                              TITLE                                                                       VOTING AUTHORITY
                               OF                  VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------------
NAME OF ISSUER                CLASS    CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------              -------- --------- ------------ ---------- --- ---- ---------- -------- ---------- ------ ----------
3M COMPANY                  COMMON   88579Y101    18,292.36    231,110          DEFINED                                  231,110
3M COMPANY                  COMMON   88579Y101    43,089.26    544,400          SOLE                   430,900           113,500
AMERN INTL GROUP INC        COMMON   026874107    34,086.02    788,116          DEFINED                                  788,116
AMERN INTL GROUP INC        COMMON   026874107    84,196.07  1,946,730          SOLE                 1,557,860           388,870
APACHE CORP                 COMMON   037411105    38,050.45    314,935          DEFINED                                  314,935
APACHE CORP                 COMMON   037411105    94,112.74    778,950          SOLE                   635,025           143,925
BEMIS INC                   COMMON   081437105    16,224.34    638,000          DEFINED                                  638,000
BEMIS INC                   COMMON   081437105    41,056.74  1,614,500          SOLE                 1,288,800           325,700
BERKSHIRE HATHAWAY INC CL A CLASS A  084670108       266.80          2          SOLE                         2                --
BERKSHIRE HATHAWAY INC CL B CLASS B  084670207    48,942.47     10,942          DEFINED                                   10,942
BERKSHIRE HATHAWAY INC CL B CLASS B  084670207   152,839.11     34,170          SOLE                    28,289             5,881
BORG WARNER AUTOMOTIVE INC  COMMON   099724106       275.39      6,400          SOLE                     5,800               600
BRISTOL MYERS SQUIBB        COMMON   110122108    15,550.07    730,050          DEFINED                                  730,050
BRISTOL MYERS SQUIBB        COMMON   110122108    36,011.91  1,690,700          SOLE                 1,311,000           379,700
BROWN FORMAN CORP           CLASS B  115637209     1,708.48     25,800          DEFINED                                   25,800
BROWN FORMAN CORP           CLASS B  115637209       231.77      3,500          SOLE                     3,500                --
CARNIVAL CORP               COMMON   143658300    33,611.56    830,325          DEFINED                                  830,325
CARNIVAL CORP               COMMON   143658300    85,616.58  2,115,034          SOLE                 1,687,628           427,406
CEMEX S A B                 ADR      151290889   305,012.46 11,677,353          SOLE                10,754,149           923,204
CHEMTURA CORP               COMMON   163893100        94.63     12,893          SOLE                    12,227               666
CITIGROUP INC               COMMON   172967101    16,956.93    791,640          DEFINED                                  791,640
CITIGROUP INC               COMMON   172967101    41,564.18  1,940,438          SOLE                 1,605,997           334,441
COLUMBIA SPORTSWEAR         COMMON   198516106     8,894.06    202,000          DEFINED                                  202,000
COLUMBIA SPORTSWEAR         COMMON   198516106    19,453.91    441,833          SOLE                   357,436            84,397
CRANE CO                    COMMON   224399105    27,726.50    687,150          DEFINED                                  687,150
CRANE CO                    COMMON   224399105    63,958.79  1,585,100          SOLE                 1,268,690           316,410
EAGLE MATERIALS             COMMON   26969P108     7,163.33    201,500          DEFINED                                  201,500
EAGLE MATERIALS             COMMON   26969P108    15,435.81    434,200          SOLE                   349,300            84,900
EMERSON ELEC CO             COMMON   291011104     1,870.57     36,350          DEFINED                                   36,350
EMERSON ELEC CO             COMMON   291011104     6,411.92    124,600          SOLE                   101,800            22,800
GANNETT INC                 COMMON   364730101    24,923.45    857,950          DEFINED                                  857,950
GANNETT INC                 COMMON   364730101    56,971.70  1,961,160          SOLE                 1,556,370           404,790
GRANITE CONSTR INC          COMMON   387328107     6,963.96    212,900          DEFINED                                  212,900
GRANITE CONSTR INC          COMMON   387328107    16,649.39    509,000          SOLE                   420,100            88,900
HARLEY DAVIDSON INC         COMMON   412822108    25,584.38    682,250          DEFINED                                  682,250
HARLEY DAVIDSON INC         COMMON   412822108    56,733.75  1,512,900          SOLE                 1,207,000           305,900
HEARTLAND EXPRESS IN        COMMON   422347104    12,400.50    869,600          DEFINED                                  869,600
HEARTLAND EXPRESS IN        COMMON   422347104     1,562.11    109,545          SOLE                   109,545                --
HOME DEPOT INC              COMMON   437076102    29,232.85  1,045,150          DEFINED                                1,045,150
HOME DEPOT INC              COMMON   437076102    60,666.93  2,169,000          SOLE                 1,732,400           436,600
HUBBELL INC                 CLASS B  443510201     8,201.05    187,710          DEFINED                                  187,710
HUBBELL INC                 CLASS B  443510201    24,960.10    571,300          SOLE                   402,200           169,100
INTEL CORP                  COMMON   458140100    23,303.19  1,100,245          DEFINED                                1,100,245
INTEL CORP                  COMMON   458140100    48,739.84  2,301,220          SOLE                 1,779,770           521,450
JOHNSON & JOHNSON           COMMON   478160104    42,915.07    661,555          DEFINED                                  661,555
JOHNSON & JOHNSON           COMMON   478160104   100,470.66  1,548,800          SOLE                 1,225,200           323,600

                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
--------                    -------- --------- ------------ ------------------- ---------- -------- ----------------------------
                              TITLE                                                                       VOTING AUTHORITY
                               OF                  VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------------
NAME OF ISSUER                CLASS    CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------              -------- --------- ------------ ---------- --- ---- ---------- -------- ---------- ------ ----------
JPMORGAN CHASE & CO         COMMON   46625H100    14,630.92    340,650          DEFINED                                  340,650
JPMORGAN CHASE & CO         COMMON   46625H100    43,130.39  1,004,200          SOLE                   833,000           171,200
KEMET CORP                  COMMON   488360108     3,340.07    826,750          DEFINED                                  826,750
KEMET CORP                  COMMON   488360108    17,379.94  4,301,966          SOLE                 3,471,266           830,700
LEGGETT & PLATT INC         COMMON   524660107    14,390.66    943,650          DEFINED                                  943,650
LEGGETT & PLATT INC         COMMON   524660107    34,161.53  2,240,100          SOLE                 1,811,300           428,800
LENNAR CORP CL A            CLASS A  526057104     5,022.27    267,000          SOLE                   221,000            46,000
LENNAR CORP CL B            CLASS B  526057302     7,957.43    461,300          DEFINED                                  461,300
LENNAR CORP CL B            CLASS B  526057302     6,522.73    378,129          SOLE                   326,858            51,271
LIZ CLAIBORNE INC           COMMON   539320101     8,755.56    482,400          DEFINED                                  482,400
LIZ CLAIBORNE INC           COMMON   539320101    21,466.01  1,182,700          SOLE                   998,900           183,800
MARKEL CORP                 COMMON   570535104    46,158.57    104,913          DEFINED                                  104,913
MARKEL CORP                 COMMON   570535104   119,454.05    271,505          SOLE                   216,525            54,980
MERCK & CO INC              COMMON   589331107    21,334.16    562,165          DEFINED                                  562,165
MERCK & CO INC              COMMON   589331107    50,879.57  1,340,700          SOLE                 1,081,000           259,700
MICROSOFT CORP              COMMON   594918104    21,018.28    740,602          DEFINED                                  740,602
MICROSOFT CORP              COMMON   594918104    48,975.37  1,725,700          SOLE                 1,418,200           307,500
MOLEX INC                   CLASS A  608554200     9,638.07    440,900          DEFINED                                  440,900
MOLEX INC                   CLASS A  608554200    16,813.25    769,133          SOLE                   592,133           177,000
NABORS INDS LTD             COMMON   G6359F103    12,353.07    365,800          DEFINED                                  365,800
NABORS INDS LTD             COMMON   G6359F103    26,526.34    785,500          SOLE                   648,600           136,900
PETROLEO BRASILEIRO         ADR      71654V408   304,174.36  2,978,889          SOLE                 2,766,989           211,900
PFIZER INC                  COMMON   717081103    40,767.45  1,947,800          DEFINED                                1,947,800
PFIZER INC                  COMMON   717081103    97,009.42  4,634,946          SOLE                 3,684,809           950,137
POSCO                       ADR      693483109    73,956.54    621,588          SOLE                   576,588            45,000
REGAL BELOIT CORP           COMMON   758750103     2,395.60     65,400          DEFINED                                   65,400
REGAL BELOIT CORP           COMMON   758750103     6,794.87    185,500          SOLE                   138,300            47,200
RYANAIR HLDGS               ADR      783513104    20,339.12    719,205          SOLE                   685,805            33,400
SAMSUNG ELECTRS LTD         GDR      796050888   230,856.74    733,962          SOLE                   673,922            60,040
SANDERSON FARMS             COMMON   800013104     5,321.40    140,000          DEFINED                                  140,000
SANDERSON FARMS             COMMON   800013104    11,766.98    309,576          SOLE                   236,976            72,600
SIMPSON MANUFACTURIN        COMMON   829073105     2,576.66     94,800          DEFINED                                   94,800
SIMPSON MANUFACTURIN        COMMON   829073105       494.68     18,200          SOLE                    18,000               200
SK TELECOM CO LTD           ADR      78440P108   183,602.64  8,496,189          SOLE                 7,896,089           600,100
STANDEX INTL CORP           COMMON   854231107     6,817.45    305,168          DEFINED                                  305,168
STANDEX INTL CORP           COMMON   854231107       970.29     43,433          SOLE                    43,433                --
STMICROELECTRONICS          ADR      861012102    75,064.81  7,041,727          SOLE                 6,568,617           473,110
SUPERIOR INDS INTL          COMMON   868168105     8,175.50    394,000          DEFINED                                  394,000
SUPERIOR INDS INTL          COMMON   868168105    27,369.25  1,319,000          SOLE                 1,053,710           265,290
TELEFONOS DE MEXICO         ADR      879403780   323,869.78  8,613,558          SOLE                 8,041,658           571,900
TELLABS INC                 COMMON   879664100    13,239.96  2,429,350          DEFINED                                2,429,350
TELLABS INC                 COMMON   879664100    32,532.96  5,969,350          SOLE                 4,985,552           983,798
TIDEWATER INC               COMMON   886423102    14,328.60    260,000          DEFINED                                  260,000
TIDEWATER INC               COMMON   886423102    33,699.77    611,500          SOLE                   494,800           116,700
TIFFANY & CO                COMMON   886547108     1,242.65     29,700          DEFINED                                   29,700
TIMBERLAND CO               CLASS A  887100105    11,280.02    821,560          DEFINED                                  821,560

                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
--------                    -------- --------- ------------ ------------------- ---------- -------- ----------------------------
                              TITLE                                                                       VOTING AUTHORITY
                               OF                  VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------------
NAME OF ISSUER                CLASS    CUSIP      (X1000)     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
--------------              -------- --------- ------------ ---------- --- ---- ---------- -------- ---------- ------ ----------
TIMBERLAND CO               CLASS A  887100105    28,035.45  2,041,912          SOLE                 1,656,412           385,500
UNITED TECHNOLOGIES         COMMON   913017109     1,816.85     26,400          DEFINED                                   26,400
UNITED TECHNOLOGIES         COMMON   913017109       247.75      3,600          SOLE                     3,600                --
V F CORP                    COMMON   918204108     9,103.55    117,450          DEFINED                                  117,450
V F CORP                    COMMON   918204108    36,778.50    474,500          SOLE                   380,900            93,600
VERIZON COMMUNICATNS        COMMON   92343V104     5,912.19    162,200          DEFINED                                  162,200
VERIZON COMMUNICATNS        COMMON   92343V104    19,406.34    532,410          SOLE                   450,688            81,722
WALT DISNEY CO              COMMON   254687106    13,932.72    444,000          DEFINED                                  444,000
WALT DISNEY CO              COMMON   254687106    39,268.93  1,251,400          SOLE                 1,020,600           230,800
WASHINGTON FED INC          COMMON   938824109    23,664.52  1,036,100          DEFINED                                1,036,100
WASHINGTON FED INC          COMMON   938824109    41,958.18  1,837,048          SOLE                 1,479,568           357,480
WELLS FARGO & CO            COMMON   949746101    33,207.81  1,141,162          DEFINED                                1,141,162
WELLS FARGO & CO            COMMON   949746101    58,507.30  2,010,560          SOLE                 1,606,960           403,600
                                               4,189,379.89